Stock Based Compensation (Details 4) - Restricted stock units	12 Months Ended
Sep. 30, 2016 $ / shares shares
Number of RSUs
Balance at October 1 | shares
Granted | shares	705,311
Forfeitures | shares	(2,263)
Issued in connection with PSU exchange | shares	391,303
Balance at September 30 | shares	1,094,351
Weighted Average Grant Date Fair Value
Balance at October 1 | $ / shares
Granted | $ / shares	28.31
Forfeitures | $ / shares	13.78
Issued in connection with PSU exchange | $ / shares	29.05
Balance at September 30 | $ / shares	$ 28.61